Risks and Uncertainties - Schedule of Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenue [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		[1]	41.00%		71.30%
Customer Concentration Risk [Member] | Customer A [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	21.20%		24.70%
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenue [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		[1]	13.40%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	64.20%		30.10%
Customer Concentration Risk [Member] | Customer C [Member] | Total Revenue [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	13.10%			[1]		[1]
Customer Concentration Risk [Member] | Customer C [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage			15.80%
Customer Concentration Risk [Member] | Customer E [Member] | Total Revenue [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	10.30%			[1]		[1]
Customer Concentration Risk [Member] | Customer D [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage			12.40%
Supplier Concentration Risk [Member] | Vendor A [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	85.70%		60.90%		69.30%
Supplier Concentration Risk [Member] | Vendor B [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	14.30%		37.60%		24.60%

[1]	Customer B accounted for less than 10% of total revenue for the years ended December 31, 2023 and 2025. Customer C and E accounted for less than 10% of total revenue for the years ended December 31, 2023 and 2024. Customer A accounted for less than 10% of total revenue for the year ended December 31, 2025.